Document and Entity Information	Jul. 30, 2019
Risk/Return:
Registrant Name	DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Document Type	497
Document Period End Date	Nov. 30, 2018
Amendment Flag	false
Entity Central Index Key	0000875610
Document Effective Date	Jul. 30, 2019
Document Creation Date	Jul. 30, 2019
Prospectus Date	Mar. 29, 2019
Entity Inv Company Type	N-1A
Delaware Emerging Markets Fund | Class A
Risk/Return:
Trading Symbol	DEMAX
Delaware Emerging Markets Fund | Class C
Risk/Return:
Trading Symbol	DEMCX
Delaware Emerging Markets Fund | Class R
Risk/Return:
Trading Symbol	DEMRX
Delaware Emerging Markets Fund | Institutional Class
Risk/Return:
Trading Symbol	DEMIX
Delaware Emerging Markets Fund | Class R6
Risk/Return:
Trading Symbol	DEMZX